CONSOLIDATED BALANCE SHEETS - HKD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 96,303	$ 95,646
Deposits, prepayment and other receivables (note 3)	4,269	3,554
Total current assets	100,572	99,200
Property, plant and equipment, net (note 4)	7
Intangible assets	438	438
Total assets	101,017	99,638
Current liabilities
Other payables and accruals (note 5)	1,173	775
Tax payable	12,980	11,933
Total current liabilities	14,153	12,708
Total liabilities	14,153	12,708
Commitments and contingencies (note 8)
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31 2022 and 2023, respectively)	101	101
Additional paid-in capital	26,049	26,049
Accumulated other comprehensive income	(30)	(30)
Retained earnings	60,744	60,810
Total shareholders' equity	86,864	86,930
Total liabilities and shareholders' equity	$ 101,017	$ 99,638